Note 3 - Acquisitions (Tables)	12 Months Ended
Jan. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	MK Data	BearWare	Oz	Total
Purchase price consideration:
Cash, net of cash acquired related to MK Data ($345), BearWare ($243) and Oz ($870)	80,151	11,243	29,459	120,853
Net working capital adjustments (receivable)	(133)	(19)	(61)	(213)
	80,018	11,224	29,398	120,640
Allocated to:
Current assets, excluding cash acquired	2,034	759	440	3,233
Property and equipment	-	-	29	29
Current liabilities	(204)	(112)	(304)	(620)
Deferred revenue	(2,610)	(451)	(1,634)	(4,695)
Net tangible assets (liabilities) assumed	(780)	196	(1,469)	(2,053)
Finite life intangible assets acquired:
Customer agreements and relationships	7,500	2,600	5,400	15,500
Existing technology	22,000	3,400	7,500	32,900
Tradenames	190	70	90	350
Non-compete covenants	-	-	240	240
Goodwill	51,108	4,958	17,637	73,703
	80,018	11,224	29,398	120,640
	Computer Management	Customs Info	Airclic	e-customs	Pentant	Total
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	6,689	34,121	29,597	9,611	2,134	82,152
Common shares issued	-	5,382	-	-	-	5,382
Net working capital adjustments (receivable) / payable	3	(813)	(318)	(41)	(13)	(1,182)
	6,692	38,690	29,279	9,570	2,121	86,352
Allocated to:
Current assets, excluding cash acquired	211	1,754	4,990	1,190	142	8,287
Property and equipment	65	-	440	7	-	512
Current liabilities	(10)	(556)	(3,466)	(399)	(658)	(5,089)
Deferred revenue	(8)	(3,147)	(6,930)	(19)	(38)	(10,142)
Deferred income tax liability	-	-	-	(1,053)	(315)	(1,368)
Debt	-	(927)	-	-	-	(927)
Net tangible assets (liabilities) assumed	258	(2,876)	(4,966)	(274)	(869)	(8,727)
Finite life intangible assets acquired:
Customer agreements and relationships	3,256	8,650	7,802	2,318	1,336	23,362
Existing technology	1,840	5,708	13,786	2,807	595	24,736
Trade names	-	682	-	-	-	682
Non-compete covenants	-	391	177	138	-	706
Goodwill	1,338	26,135	12,480	4,581	1,059	45,593
	6,692	38,690	29,279	9,570	2,121	86,352
	KSD	Compudata	Impatex	Total
Purchase price consideration:
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	32,419	18,143	8,175	58,737
Net working capital adjustments receivable	(2,213)	(71)	(209)	(2,493)
	30,206	18,072	7,966	56,244
Allocated to:
Current assets, excluding cash acquired	4,174	1,793	524	6,491
Property and equipment	67	24	109	200
Deferred income tax assets	863	-	11	874
Current liabilities	(3,904)	(934)	(300)	(5,138)
Deferred revenue	(3,004)	(21)	(441)	(3,466)
Deferred income tax liability	(6,720)	(2,924)	(1,140)	(10,784)
Debt	(894)	-	-	(894)
Net tangible liabilities assumed	(9,418)	(2,062)	(1,237)	(12,717)
Finite life intangible assets acquired:
Customer agreements and relationships	17,500	11,910	2,495	31,905
Existing technology	8,300	-	3,207	11,507
Non-compete covenants	-	23	-	23
Goodwill	13,824	8,201	3,501	25,526
	30,206	18,072	7,966	56,244

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	MK Data	BearWare	Oz
Customer agreements and relationships (years)	13	11	9
Existing technology (years)	7	5	5
Tradenames (years)	5	5	3
Non-compete covenants (years)	N/A	N/A	5
	Computer Management	Customs Info	Airclic	e-customs	Pentant
Customer agreements and relationships (years)	9	9	9	10	9
Existing technology (years)	6	3	8	6	6
Trade names (years)	N/A	15	N/A	N/A	N/A
Non-compete covenants (years)	N/A	12	12	12	N/A
	Impatex	Compudata	KSD
Customer agreements and relationships (years)	10	9	12
Existing technology (years)	8	N/A	8
Non-compete covenants (years)	N/A	3	N/A

Business Acquisition, Pro Forma Information [Table Text Block]
Year Ended	January 31, 2016	January 31, 2015	January 31, 2014
Revenues	197,088	205,723	199,860
Net income	22,391	16,830	8,223
Earnings per share
Basic	0.30	0.24	0.13
Diluted	0.29	0.24	0.13